LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
LEASES
NOTE 15 — LEASES
The Company’s real estate assets are leased to tenants under operating leases for which the terms, expirations and extension options vary. The Company’s operating leases do not convey to the lessee the right to purchase the underlying asset upon expiration of the lease period. To determine whether a contract contains a lease, the Company reviews contracts to determine if the agreement conveys the right to control the use of an asset. The Company accounts for lease and non-
lease components as a single, combined operating lease component.
Non-lease
components primarily consist of maintenance services, including CAM, real estate taxes, insurance and utilities paid for by the lessor but consumed by the lessee.
Non-lease
components are considered to be variable rental and other property income and are recognized in the period incurred.
As of June 30, 2021, the Company’s leases had a weighted-average remaining term of 8.3 years. Certain leases include provisions to extend the lease agreements, options for early termination after paying a specified penalty, rights of first refusal to purchase the property at competitive market rates, and other negotiated terms and conditions. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As of June 30, 2021, the future minimum rental income from the Company’s real estate assets under non-cancelable
operating leases, assuming no exercise of renewal options for the succeeding five fiscal years and thereafter, was as follows (in thousands):

Future Minimum Rental Income
Remainder of 2021	$118,547
2022	234,443
2023	218,823
2024	200,270
2025	181,734
Thereafter	1,125,513

Total	$2,079,330

A certain amount of the Company’s rental and other property income is from tenants with leases which are subject to contingent rent provisions. These contingent rents are subject to the tenant achieving periodic revenues in excess of specified levels. For the three and six months ended June 30, 2021 and 2020, the amount of the contingent rent earned by the Company was not significant.
Rental and other property income during the three and six months ended June 30, 2021 and 2020 consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Fixed rental and other property income (1)	$64,060	$51,423	$130,601	$108,096
Variable rental and other property income (2)	11,242	8,680	21,631	20,443

Total rental and other property income	$75,302	$60,103	$152,232	$128,539

(1)
Consists primarily of fixed contractual payments from operating leases with tenants recognized on a straight-line basis over the lease term, including amortization of acquired above- and below-market leases, and is net of uncollectible lease-related receivables.

(2)	Consists primarily of tenant reimbursements for recoverable real estate taxes and property operating expenses, and percentage rent.
The Company has one property subject to a
non-cancelable
operating ground lease with a remaining term of 12.2 years, with a lease liability (in deferred rental income, derivative liabilities and other liabilities) and a related ROU asset (in prepaid expenses and other assets) of $2.4 million in the condensed consolidated balance sheets. The lease liability and ROU asset were initially measured at the present value of the future minimum lease payments using a discount rate of 4.3%. This reflects the Company’s incremental borrowing rate, which was calculated based on the interest rate the Company would incur to borrow on a fully collateralized basis over a term similar to the lease.

The Company recognized $63,000 and $125,000 of ground lease expense during the three and six months ended June 30, 2021, respectively, of which $61,000 and $121,000 was paid in cash during the period it was recognized. As of June 30, 2021, the Company’s scheduled future minimum rental payments related to its operating ground lease is approximately $125,000 for the remainder of 2021, $250,000 annually for 2022 through 2026, and $1.7 million thereafter through the maturity date of the lease in August 2033.

NOTE	16 — LEASES
The Company’s real estate assets are leased to tenants under operating leases for which the terms, expirations and extension options vary. The Company’s operating leases do not convey to the lessee the right to purchase the underlying asset upon expiration of the lease period. To determine whether a contract contains a lease, the Company reviews contracts to determine if the agreement conveys the right to control the use of an asset. The Company accounts for lease and non-lease
components as a single, combined operating lease component.
Non-lease
components primarily consist of maintenance services, including CAM, real estate taxes, insurance and utilities paid for by the lessor but consumed by the lessee.
Non-lease
components are considered to be variable rental and other property income and are recognized in the period incurred.
As of December 31, 2020, the Company’s leases had a weighted-average remaining term of 8.8 years. Certain leases include provisions to extend the lease agreements, options for early termination after paying a specified penalty, rights of first refusal to purchase the property at competitive market rates, and other negotiated terms and conditions. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.
As of December 31, 2020, the future minimum rental income from the Company’s real estate assets under non-cancelable
operating leases, assuming no exercise of renewal options for the succeeding five fiscal years and thereafter, was as follows (in thousands):

Year Ending December 31,	Future Minimum Rental Income
2021	$255,071
2022	249,576
2023	232,486
2024	212,373
2025	192,954
Thereafter	1,242,601

Total	$2,385,061

A certain amount of the Company’s rental and other property income is from tenants with leases which are subject to contingent rent provisions. These contingent rents are subject to the tenant achieving periodic revenues in excess of specified levels. For the years ended December 31, 2020, 2019 and 2018, the amount of the contingent rent earned by the Company was not significant.
Rental and other property income during the years ended December 31, 2020, 2019 and 2018 consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Fixed rental and other property income (1)	$221,445	$342,453	$368,847
Variable rental and other property income (2)	40,085	50,771	60,789

Total rental and other property income	$261,530	$393,224	$429,636

(1)
Consists primarily of fixed contractual payments from operating leases with tenants recognized on a straight-line basis over the lease term, including amortization of acquired above- and below-market leases, and is net of uncollectible lease-related receivables.

(2)	Consists primarily of tenant reimbursements for recoverable real estate taxes and property operating expenses, and percentage rent.
The Company has one property subject to a
non-cancelable
operating ground lease with a remaining term of 12.7 years, with a lease liability (in deferred rental income and other liabilities) and a related ROU asset (in prepaid expenses, derivative assets and other assets
) of $2.7 million in the consolidated balance sheets. The lease liability and ROU asset were initially measured at the present value of the future minimum lease payments using a discount rate of 4.3%. This reflects the Company’s incremental borrowing rate, which was calculated based on the interest rate the Company would incur to borrow on a fully collateralized basis over a term similar to the lease.
The Company recognized $250,000 of ground lease expense during the year ended December 31, 2020, of which $242,000 was paid in cash during the period it was recognized. As of December 31, 2020, the Company’s scheduled future minimum rental payments related to its operating ground lease is approximately $250,000 annually for 2021 through 2025, and $1.9 million thereafter through the maturity date of the lease in August 2033.